INTANGIBLE ASSET (Details 1) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
2013	$ 376,841	$ 16,822
2014	371,341	16,822
2015	360,100	7,197
2016	360,019	0
2017	360,019	0
Thereafter	2,874,758
Intangible assets, net	$ 4,703,078	$ 40,841	$ 0